Short-term borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term borrowings
17. Short-term borrowings
As of December 31, 2018 and 2019, the Company had short-term borrowings from banks which were repayable in one year and charged weighted average interest rate
s
of
3.63% and
 4.27% per annum
, re
s
pectively
. The borrowings are denominated in RMB.
B
ank borrowings
of RMB25,000 and RMB235,000 are
collateralized by a pledge of certain bank deposits with carrying values of RMB26,000 and RMB251,853, as of December 31, 2018 and 2019, respectively. As of December 31, 2019, the Company is in compliance with all covenants in relation to bank borrowings.
As of December 31, 2019, all of the borrowings will be due within one year.